SCHEDULE OF PREPAYMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Marketing research expenses	$ 150,624	$ 499,302
Manufacturing expenses	1,305,406	399,442
Research and development expenses		299,581
Prepaid taxes	383,083	389,331
Other	368,480	311,928
Total	$ 2,207,593	$ 1,899,584